Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000008867 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008867 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008867 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008867 [Member] | Carvana Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008867 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008867 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008867 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008867 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008867 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008867 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000008867 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008867 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008867 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000008867 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008867 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000008867 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000008867 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008867 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008867 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153948 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153948 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153948 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153948 [Member] | Carvana Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153948 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153948 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000153948 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000153948 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000153948 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000153948 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000153948 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000153948 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000153948 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000153948 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153948 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000153948 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000153948 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000153948 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000153948 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153947 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153947 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153947 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153947 [Member] | Carvana Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153947 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153947 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000153947 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000153947 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000153947 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000153947 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000153947 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000153947 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000153947 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000153947 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153947 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000153947 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000153947 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000153947 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000153947 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008868 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008868 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008868 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008868 [Member] | Carvana Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008868 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008868 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008868 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008868 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008868 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008868 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000008868 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008868 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008868 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000008868 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008868 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000008868 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000008868 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008868 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008868 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009189 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000009189 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000009189 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000009189 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009189 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009189 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009189 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009189 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009189 [Member] | Vivmark Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009189 [Member] | WP Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009189 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000009189 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000009189 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000009189 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000009189 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000009189 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000009189 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009189 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009189 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009189 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009189 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009189 [Member] | IT services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009189 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223234 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000223234 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000223234 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000223234 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000223234 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000223234 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223234 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223234 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223234 [Member] | Vivmark Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223234 [Member] | WP Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223234 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000223234 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000223234 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000223234 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000223234 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000223234 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223234 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223234 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223234 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223234 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223234 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223234 [Member] | IT services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223234 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223235 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000223235 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000223235 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000223235 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000223235 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000223235 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223235 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223235 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223235 [Member] | Vivmark Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223235 [Member] | WP Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223235 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000223235 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000223235 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000223235 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000223235 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000223235 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223235 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223235 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223235 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223235 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223235 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223235 [Member] | IT services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223235 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223236 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000223236 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000223236 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000223236 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000223236 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000223236 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223236 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223236 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223236 [Member] | Vivmark Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223236 [Member] | WP Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223236 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000223236 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000223236 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000223236 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000223236 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000223236 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223236 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223236 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223236 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223236 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223236 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223236 [Member] | IT services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223236 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223233 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000223233 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000223233 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000223233 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000223233 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000223233 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223233 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223233 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223233 [Member] | Vivmark Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223233 [Member] | WP Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223233 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000223233 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000223233 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000223233 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000223233 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000223233 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223233 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223233 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223233 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223233 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223233 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223233 [Member] | IT services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223233 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199364 [Member] | FirstCash Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199364 [Member] | First Financial Bankshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199364 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199364 [Member] | IMAX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199364 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199364 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199364 [Member] | Sensient Technologies Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199364 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199364 [Member] | Janus Living Inc Class A1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199364 [Member] | iShares Russell 2000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199364 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199364 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000199364 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000199364 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000199364 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199364 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000199364 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000199364 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000199364 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199364 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199364 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009243 [Member] | FirstCash Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009243 [Member] | First Financial Bankshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009243 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009243 [Member] | IMAX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009243 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009243 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009243 [Member] | Sensient Technologies Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009243 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009243 [Member] | Janus Living Inc Class A1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009243 [Member] | iShares Russell 2000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009243 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000009243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000009243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000009243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000009243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000009243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009243 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009243 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199363 [Member] | FirstCash Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199363 [Member] | First Financial Bankshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199363 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199363 [Member] | IMAX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199363 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199363 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199363 [Member] | Sensient Technologies Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199363 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199363 [Member] | Janus Living Inc Class A1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199363 [Member] | iShares Russell 2000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199363 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199363 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000199363 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000199363 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000199363 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199363 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000199363 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000199363 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000199363 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199363 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199363 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199366 [Member] | FirstCash Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199366 [Member] | First Financial Bankshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199366 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199366 [Member] | IMAX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199366 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199366 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199366 [Member] | Sensient Technologies Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199366 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199366 [Member] | Janus Living Inc Class A1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199366 [Member] | iShares Russell 2000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199366 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199366 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000199366 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000199366 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000199366 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199366 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000199366 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000199366 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000199366 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199366 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199366 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199365 [Member] | FirstCash Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199365 [Member] | First Financial Bankshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199365 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199365 [Member] | IMAX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199365 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199365 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199365 [Member] | Sensient Technologies Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199365 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199365 [Member] | Janus Living Inc Class A1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199365 [Member] | iShares Russell 2000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199365 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199365 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000199365 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000199365 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000199365 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199365 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000199365 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000199365 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000199365 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199365 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199365 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069283 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069283 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000069283 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000069283 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000069283 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000069283 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069283 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000069283 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000069283 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000102118 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102118 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000102118 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000102118 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000102118 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000102118 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000102118 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000102118 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000102118 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000098166 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000098166 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000098166 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000098166 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000098166 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000098166 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098166 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000098166 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000098166 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000113512 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000113512 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000113512 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000113512 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000113512 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000113512 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000113512 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000113512 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000113512 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000128529 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000128529 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000128529 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000128529 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000128529 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000128529 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000128529 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000128529 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000128529 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000106470 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000106470 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000106470 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000106470 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000106470 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000106470 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106470 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000106470 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000106470 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%